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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one): [ ]  is a restatement.
                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL 35233

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

    /s/ Carol A. McCoy
 ------------------------
       (Signature)
      Birmingham, AL
    February 13, 2006

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          27
Form 13F Information Table Value Total: $   152,066
                                         (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

Column 1                      Column 2 Column 3  Column 4         Column 5          Column 6  Column 7     Column 8
--------                      -------- --------- --------- ----------------------- ---------- -------- ----------------
                                                                                                       Voting authority
                              Title of             Value   Shrs or                 Investment  Other   ----------------
Name of Issuer                 Class    CUSIP    (x $1000) prn amt SH/PRN Put/Call Discretion Managers Sole Shared None
--------------                -------- --------- --------- ------- ------ -------- ---------- -------- ---- ------ ----
Ambac Finl Group, Inc.         Common  023139108   4,392    57,000   SH               Sole              X
Bank of America Corp           Common  060505104   6,965   150,930   SH               Sole              X
Cal-Maine Foods, Inc.          Common  128030202   1,073   158,000   SH               Sole              X
DR Horton, Inc.                Common  23331A109   1,329    37,202   SH               Sole              X
Deere & Company                Common  244199105  11,442   168,000   SH               Sole              X
Indymac Bancorp,Inc.           Common  456607100   2,361    60,500   SH               Sole              X
MBIA, Inc.                     Common  55262C100   9,373   155,800   SH               Sole              X
M/I Schottenstein Homes, Inc.  Common  55305B101   4,306   106,000   SH               Sole              X
Old Rep Intl Corp              Common  680223104   3,059   116,500   SH               Sole              X
Zales Corp New                 Common  988858106   3,487   137,000   SH               Sole              X
Torchmark Corp                 Common  891027104   3,558    64,000   SH               Sole              X
Fresh Del Monte Produce Inc.   Common  G36738105  18,423   809,200   SH               Sole              X
General Maritime Corp          Common  Y2692M103  11,112   300,000   SH               Sole              X
Anadarko Petroleum Corp        Common  032511107  13,360   141,000   SH               Sole              X
Autoliv Inc.                   Common  052800109     409     9,800   SH               Sole              X
Delta Apparel Inc.             Common  247368103   1,256    80,800   SH               Sole              X
Argonaut Group, Inc.           Common  040157109     534    16,289   SH               Sole              X
Allstate Corp.                 Common  020002101   9,381   173,500   SH               Sole              X
MGIC Invt. Corp. Wis.          Common  552848109  18,022   273,800   SH               Sole              X
Steel Dynamics Inc.            Common  858119100   5,682   160,000   SH               Sole              X
CIT Group Inc.                 Common  125581108   6,602   127,500   SH               Sole              X
NVR Inc.                       Common  62944T105   1,688     2,400   SH               Sole              X
Nash Finch Co                  Common  631158102     782    30,000   SH               Sole              X
Pilgrims Price Corp            Common  721467108   5,010   146,300   SH               Sole              X

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
Column 1                   Column 2 Column 3  Column 4         Column 5          Column 6  Column 7     Column 8
--------                   -------- --------- --------- ----------------------- ---------- -------- ----------------
                                                                                                    Voting authority
                           Title of             Value   Shrs or                 Investment  Other   ----------------
Name of Issuer              Class    CUSIP    (x $1000) prn amt SH/PRN Put/Call Discretion Managers Sole Shared None
--------------             -------- --------- --------- ------- ------ -------- ---------- -------- ---- ------ ----
Stanley Furniture Co. Inc.  Common  854305208     519    22,400   SH               Sole              X
US Bancorp                  Common  902973304   7,485   264,000   SH               Sole              X
Yankee Candle Co Inc.       Common  984757104     461    18,000   SH               Sole              X